COMMITMENTS AND CONTINGENCIES - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
COMMITMENTS AND CONTINGENCIES
Investment commitment for several long-term investments under various arrangements
Accrual for contingency loss	0
Capital commitment
COMMITMENTS AND CONTINGENCIES
Capital commitment for construction of property and purchase of property, plant and equipment	193,659
Amount within one year for the capital commitment	133,483
Amount thereafter for the capital commitment	60,176
Investment commitment
COMMITMENTS AND CONTINGENCIES
Investment commitment for several long-term investments under various arrangements	$ 1,083